INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2019	2018
	$	$
Operating loss carry forwards	17,391	15,426
Reserves and allowances	1,599	1,467

Net deferred tax assets before valuation allowance	18,990	16,893
Valuation allowance	(18,480)	(16,508)

Net deferred tax assets	510	385

Deferred income taxes consist of the following:
Domestic	14,339	12,662
Valuation allowance	(13,829)	(12,251)
Net deferred tax assets	510	411

Foreign	4,651	4,231
Valuation allowance	(4,651)	(4,257)
	-	(26)

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2019	2018
	$	$
Domestic	(9,349)	(9,556)
Foreign	(2,113)	(454)
	(11,462)	(10,010)

Schedule of Effective Income Tax Reconciliation
A reconciliation of theoretical tax expense, assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense (benefit), is as follows:

	Year ended December 31,
	2019	2018
	$	$
Loss before income tax, as reported in the consolidated statements of operations	(11,462)	(10,010)
Statutory tax rate in Israel	23%	23%

Theoretical tax benefit	(2,636)	(2,302)
Current year carryforward losses and other differences for which a valuation allowance was recorded	2,101	1,195
Changes in valuation allowance	104	2,717
Offset of Other non-current assets (accounted for as DTA element)	(56)	-
Changes in foreign currency exchange rate and other differences	(12)	139
Changes in tax rate	-	2,091
Non-deductible expenses and other differences	542	1,890

Actual income tax expense (benefit)	43	5,730